Income taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income taxes [Abstract]
Statutory income tax rate (as a percent)			0.00%
Effective income tax rate (as a percent)	(12.70%)	8.70%	(8.00%)	9.70%